Deferred Court Costs, Net - Schedule of Deferred Court Costs (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Court costs advanced	$ 743,584	$ 654,356
Court costs recovered	(299,606)	(261,243)
Court costs reserve	(364,015)	(327,926)	$ (318,784)	$ (279,572)
Deferred court costs	$ 79,963	$ 65,187